UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Management Ltd. dba Stafford Capital Mgmt.
Address: 222 Kearny St. #204
         San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    Chief Operating Officer
Phone:    415-362-6120
Signature, Place, and Date of Signing:
/s/ Karin M. Blair  222 Kearny St. #204 San Francisco, CA 94108  2/7/00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE. (13F-NT)

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        81

Form 13F Information Table Value Total:    357592

List of Other Included Managers:

 No.  13F File Number     Name

Stafford Capital Management

December 31, 1999

Holdings of security type:

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100    54      1500

Acclaim Entertainment, Inc.                     004325205   256     50000

Akorn, Inc.                                     009728106   858    176000

Alliance Semiconductor                          01877H100  2800    167800

Amgen                                           031162100  1526     25400

Aphton, Inc.                                    03759P101  1365     89500

Aware                                           05453N100  4347    119500

BEI Technologies, Inc.                          05538P104   801     52500

BMC Software                                    055921100   136      1700

Bell & Howell Inc.                              077852101  3146     98900

Best Software                                   086579109  2218     75200

Bluestone Software                              09623P102    81       700

BrookStone, Inc.                                114537103  1988    113200

Catalytica, Inc.                                148885106  7146    526900

Central Parking                                 154785109  2674    139800

Classic Communication Inc.                      182728204  2526     69100

Copart                                          217204106  9783    224900

Crescent                                        225756105    39      2100

CyberSource Corp.                               23251J106  6769    130796

Cyberonics                                      23251P102  4413    276900

Dianon Systems                                  252826102  2379    173000

Digital Generation Systems                      253921100  4518    634150

Dril-Quip                                       262037104  1662     54700

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Effnet Group
FOREIGN -SWEDISH                                           2109     57000

Expeditors International                        302130109    66      1500

FVC.Com                                         30266P100  5586    477950

Firstar Corporation                             33763V109    18       836

Gap, Inc.                                       364760108   171      3712

Garden.com                                      365199108  1047    120500

General American Investors                      368802104    64      1723

General Electric                                369604103   124       800

Genesco, Inc.                                   371532102  1503    115650

Geokinetics                                     372910109   135    391767

Haliburton                                      406216101   632     15700

Halo Industries                                 404429102     1       150

HealthSouth Rehab Corp.                         421924101   377     70100

Hewlett-Packard                                 428236103    68       600

Hi/Fn Inc.                                      428358105  2435     62850

Home Depot                                      437076102   196      2850

Infonautics Inc - Class A                       456662105  2450    350000

Investment Technology Group                     46145F105  6118    212787

JDS Uniphase Corp.                              46612J101  2081     12900

Johnson & Johnson                               478160104    37       400

Liberty Financial                               530512102    10       450

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Lincoln National Convertible Security Fund
CONVERTIBLE                                     534183108    34      2100

Macrovision Corp.                               555904101  6941     93800

Media Metrix                                    58440X103  1877     52500

Micro Therapeutics                              59500W100   461     60000

NPC Intenational                                629360306   451     57250

Nabors Industries                               629568106    56      1800

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Net Insight
FOREIGN-SWEDISH                                             598     11958

Network Equipment Technology                    641208103  2567    217300

NextCard                                        65332K107  8372    289942

Optical Coating Laboratory                      683829105 10145     34275

PathoGenesis Common Stock                       70321E104  2720    126900

Paychex, Inc.                                   704326107   527     13185

Payless Shoe Source                             704379106   118      2500

Pervasive Software Inc.                         715710109  4760    281050

Petroleum & Resources                           716549100    20       630

Petroleum Geo Services                          716597109   146      8200

Pharmacyclics                                   716933106  3853     93400

Piercing Pagoda                                 720773100  1692    111900

Polycom, Inc.                                   73172K104  3898     61200

Primus Knowledge Solutions                      74163Q100  5931    130900

ProBusiness                                     742674104  6997    194350

Protective Life Corp                            743674103  1078     33900

Proxim                                          744284100  3894     35400

Rare Medium Group                               75382N109  6177    181000

RoweCom, Inc.                                   77957X108  2788     61450

Royal Group Technologies                        779915107    15       700

Santa Fe Snyder Corp.                           786449108    34      4305

SonicWall, Inc.                                 835470105  8040    199750

SonoSite, Inc.                                  83568G104   791     25000

Storage USA                                     861907103    51      1700

Strouds                                         863451100   125     54100

The Men's Wearhouse Inc.                        587118100  2335     79500

Torex Resources, Inc. (Canadian)                890915101   152    200000

Union Pacific Resources                         907834105   199     15600

Varco International, Inc.                       922126107  4237    415900

Verisign                                        92343E102  3819     20000

Williams Sonoma                                 969904101   690     15000